Leases - Maturity analysis of the operating lease liabilities (Details) - Dec. 31, 2025 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
Future minimum lease payments
2026	¥ 2,626,765	$ 375,622
2027	1,523,265	217,824
2028	814,349	116,450
2029	515,815	73,761
2030 and after	143,762	20,558
Total undiscounted cash flows	5,623,956	804,215
Less: imputed interest	(245,161)	(35,058)
Present value of lease liabilities	¥ 5,378,795	$ 769,157